1. GENERAL ORGANIZATION AND BUSINESS (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended					63 Months Ended	72 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012	Sep. 30, 2013
General Organization And Business Details Narrative
Net loss	$ 9,409,063	$ 673,896	$ 13,884,847	$ 6,773,860	$ 3,307,619	$ 25,694,100	$ 1,607,988	$ 15,772	$ 58,716	$ 30,684,195	$ 44,569,042
Net Cash Used In Operating Activities			(1,409,002)	(2,241,467)	(2,241,467)	(6,189,199)				(9,123,334)	(10,532,336)
Stockholders’ deficiency	(3,340,459)		(3,340,459)		(11,319,476)	(12,784,135)				(11,319,476)	(3,340,459)
Working capital deficiency	(3,370,403)		(3,370,403)		(11,341,614)					(11,341,614)	(3,370,403)
Convertible notes due					$ 6,481,250					$ 6,481,250